CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) - USD ($) $ in Thousands	Mar. 31, 2024		Dec. 31, 2023
Assets
Investments at fair value (amortized cost of $23,470 and $31,061, respectively)	$ 16,741	[1],[2],[3]	$ 23,926	[4],[5],[6]
Cash and cash equivalents	11,573		3,688
Interest and dividend income receivable	290		308
Principal receivable	6		51
Receivable from related parties	2		7
Prepaid expenses and other assets	321		281
Total assets	28,933		28,261
Liabilities
Accrued management fee	124		83
Payable to related parties	90		75
Accrued professional services fees	250		299
Accounts payable, accrued expenses and other liabilities	44		27
Total liabilities	508		484
Net assets	28,425		27,777
Components of Net Assets:
Common shares, $0.001 par value, 1,000,000,000 shares authorized, 25,594,125 and 25,594,125 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively	26		26
Paid-in-capital in excess of par value	44,824		44,824
Accumulated loss, net of distributions	$ (16,425)		$ (17,073)
Net asset value per Common Share (NAV)	$ 1.11		$ 1.09

[1]	All debt and equity investments are income producing unless otherwise noted.
[2]	All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940 (the “1940 Act”). The provisions of the 1940 Act classify investments based on the level of control that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when we own 25% or less of the portfolio company’s voting securities and “controlled” when we own more than 25% of the portfolio company’s voting securities. The provisions of the 1940 Act also classify investments further based on the level of ownership that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when we own less than 5% of a portfolio company’s voting securities and “affiliated” when we own 5% or more of a portfolio company’s voting securities.
[3]	Security may be an obligation of one or more entities affiliated with the named portfolio company.
[4]	All debt and equity investments are income producing unless otherwise noted.
[5]	All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940 (the “1940 Act”). The provisions of the 1940 Act classify investments based on the level of control that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when we own 25% or less of the portfolio company’s voting securities and “controlled” when we own more than 25% of the portfolio company’s voting securities. The provisions of the 1940 Act also classify investments further based on the level of ownership that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when we own less than 5% of a portfolio company’s voting securities and “affiliated” when we own 5% or more of a portfolio company’s voting securities.
[6]	Security may be an obligation of one or more entities affiliated with the named portfolio company.